Subsequent Events (Detail) - USD ($)	Mar. 01, 2017	Jan. 31, 2017	Apr. 17, 2017	Mar. 31, 2017
Subsequent Event [Line Items]
Dividend declared (in dollars per share)		$ 0.125
Dividend paid	$ 1,600,000
Senior Notes due 2021
Subsequent Event [Line Items]
Stated interest rate				8.125%
Subsequent Event | Senior Notes Due 2027 | Senior Notes due 2021
Subsequent Event [Line Items]
Aggregate principal amount			$ 350,000,000
Stated interest rate			6.625%
Subsequent Event | Seventh Amendment Credit Agreement | Revolving credit facility
Subsequent Event [Line Items]
Maximum borrowing capacity			$ 350,000,000
Option to increase capacity			$ 100,000,000